Guarantees and Contingent Liabilities - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Guarantees And Contingent Liabilities (Textual) [Abstract]
Rental expense for operating leases	$ 351	$ 338	$ 326
Securities Lending Indemnifications [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	3,600
Collateral Held	3,666
Tender Option Bond Program Guarantee [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	2,332
Collateral Held	2,399
Minimum Revenue Guarantees [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	4
Standby Letters of Credit [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 11,305
Weighted-average term of standby letter of credit arrangements	20 months
Carrying Amount	$ 54
Third Party Borrowing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	7
Asset Sales [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	7,508
Carrying Amount	117
Merchant Processing [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	103,273
Carrying Amount	47
Collateral Held	647
Representation and Warranty [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Carrying Amount	10	13
Unresolved representation and warranty claims from GSEs	15	$ 9
Airline Processing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Value of airline tickets purchased to deliver at future date through card transactions	7,100
Tax Advantaged Investments Sales [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Carrying Amount	126
Unresolved Merchant Charge-backs [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Carrying Amount	12
Collateral Held	174
Escrow Deposits Letters of Credit Indemnities [Member] | Airline Processing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Collateral Held	473
Merchant Escrow Deposits [Member] | Airline Processing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Collateral Held	35
Wholly Owned Unconsolidated Trust [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 681
Percentage of common equity in wholly owned USB Capital IX	100.00%
Total assets of trust consisting primarily of Series A Preferred Stock	$ 682
Subsidiaries Financial Performance [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 687
Visa Class B Shares [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Number of shares sold	1.4
Remaining shares held by the Company	1.3